Organization And Basis Of Presentation	6 Months Ended
Jun. 30, 2011
Organization And Basis Of Presentation
Organization And Basis Of Presentation
1.	Organization and Basis of Presentation

Zogenix, Inc. (the Company) is a pharmaceutical company commercializing and developing products for the treatment of central nervous system disorders and pain. The Company's first commercial product, Sumavel™ DosePro™ (sumatriptan injection) Needle-free Delivery System, offers fast-acting, easy-to-use, needle-free subcutaneous delivery of sumatriptan for the acute treatment of migraine and cluster headache in a pre-filled, single-use delivery system. Sumavel DosePro was approved by the U.S. Food and Drug Administration (FDA) on July 15, 2009 and was launched in the United States in January 2010.

The Company was incorporated in the state of Delaware on May 11, 2006 as SJ2 Therapeutics, Inc. and commenced operations on August 25, 2006. On August 28, 2006, the Company changed its name to Zogenix, Inc.

The Company has incurred significant net losses since inception and has relied on its ability to fund its operations through equity financings, debt financings, revenues from the sale of its product Sumavel DosePro, and proceeds from business collaborations. As the Company continues to incur losses, successful transition to profitability is dependent upon achieving a level of revenues adequate to support the Company's cost structure. This may not occur and, unless and until it does, the Company will continue to need to raise additional cash.

On June 30, 2011 the Company amended certain terms of its loan agreement with Oxford Finance LLC, as successor in interest to Oxford Finance Corporation (Oxford), and Silicon Valley Bank (SVB) including the deferral of principal repayment to commence on February 1, 2012 (see note 4) and in July 2011, the Company entered into equity and royalty financing agreements with Cowen Healthcare Royalty Partners II, L.P. (Cowen Royalty) pursuant to which the Company borrowed $30,000,000 from Cowen Royalty and sold $1,500,000 of its common stock resulting in net proceeds of $29,500,000 to the Company (see note 11). Based on the Company's operating plan, together with its current cash and cash equivalents, estimated future product revenues, availability under its revolving credit facility as of June 30, 2011 and the proceeds from the recently completed financing with Cowen Royalty, the Company expects its cash resources will be sufficient to fund its operations into the fourth quarter of 2011.

Management expects operating losses and negative cash flows to continue for at least the next several years as the Company continues to incur costs related to the continued development of its product candidates and commercialization of its approved product. Management may pursue additional equity or debt financings if required to help support its planned operations through December 31, 2011. There can be no assurance that the Company will be able to obtain any source of financing on acceptable terms, or at all. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company's assets and the satisfaction of liabilities in the normal course of business.

Initial Public Offering

On November 29, 2010, the Company completed its Initial Public Offering (IPO) of common stock pursuant to a Registration Statement that was declared effective on November 22, 2010. In the IPO, the Company sold 14,000,000 shares of its common stock, at a price of $4.00 per share. The underwriters had an option to sell up to an additional 2,100,000 shares at $4.00 per share pursuant to an over-allotment option granted. A total of 436,493 shares were sold pursuant to the overallotment option on December 27, 2010. As a result of the IPO, the Company raised a total of $51,733,000 in net proceeds after deducting underwriting discounts and commissions of $2,743,000 and offering expenses of $3,270,000. Costs directly associated with the Company's IPO were capitalized and recorded as deferred IPO costs prior to the closing of the IPO. These costs have been recorded as a reduction of the proceeds received in arriving at the amount recorded in additional paid-in capital.

Upon the closing of the IPO, all outstanding convertible preferred stock converted into 14,239,797 shares of common stock. Also upon the closing of the IPO, $15,495,000 of unsecured convertible notes (including accrued interest thereon) converted into 3,873,756 shares of the Company's common stock. Certain warrants to purchase convertible preferred stock were terminated unexercised at the completion of the offering and the remaining warrants to purchase convertible preferred stock converted into warrants to purchase common stock. The preferred stock warrant liability was reclassified to additional paid-in capital upon the conversion of warrants to purchase preferred stock into warrants to purchase common stock.

Common Stock Split

On November 3, 2010, the Company's board of directors approved a 10 for 1 reverse stock split of the Company's outstanding common stock. The accompanying consolidated financial statements and notes to the consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.

Reclassification

In the fourth quarter of 2010, the Company reclassified certain manufacturing variances incurred in the production of sample product to selling, general and administrative expenses. These expenses were previously recorded under cost of sales. Accordingly, cost of sales has been decreased by $1,643,000. This reclassification does not have any effect on net loss for 2010, nor does it have any effect on prior years.